CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Statement Of Income And Comprehensive Income [Abstract]
Net income	$ 828	$ 876	$ 639
Other comprehensive income (loss), net of tax
Unrealized gain (loss) on cash flow hedges	94	42	(53)
Changes in retirement plans' funded status	87	(219)	(68)
Foreign currency translation	(510)	(185)	(265)
Unrealized gain (loss) on available for sale securities	(1)	(1)	(6)
Share of other comprehensive income of entities using the equity method	(23)	(59)	(12)
Other comprehensive income (loss), net of tax	(353)	(422)	(404)
Comprehensive income	475	454	235
Less: comprehensive income attributable to noncontrolling interests	132	80	36
Comprehensive income attributable to CNH Industrial N.V.	$ 343	$ 374	$ 199